Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands						1 Months Ended					2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	May 03, 2016 shares	Apr. 15, 2016 USD ($) shares	Apr. 11, 2016 shares	Jan. 29, 2016 USD ($) $ / shares shares	Sep. 28, 2015 shares	Feb. 29, 2016 USD ($) Employees	Dec. 31, 2015 USD ($) shares	Nov. 30, 2015 USD ($) shares	Sep. 30, 2015 USD ($) shares	May 31, 2015 USD ($) shares	Mar. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Dec. 31, 2015 shares	Mar. 07, 2016 shares	Dec. 31, 2014 shares
Subsequent Event [Line Items]
Number of shares authorized				146,000,000
Common stock, number of shares authorized				92,000,000			300,000,000					300,000,000	300,000,000	300,000,000	300,000,000		300,000,000
Preferred stock, number of shares authorized							10,000,000					10,000,000	10,000,000	10,000,000	10,000,000		10,000,000
Number of Shares issued															6,923,076
Gross proceeds from issuance of preferred stock | $														$ 5,819
Gross proceeds from exercise of warrant | $														$ 7,375
Common stock, shares outstanding							1,631,738					12,678,991	12,678,991	12,678,991	1,631,738	6,923,076	0
Restructuring plan, numbers of employees redundant | Employees						51
Total estimated severance expense | $						$ 1,200						$ 401	$ (1,217)	$ 2,163
Severance expense that was paid immediately | $						300							763
Severance expense expected to be paid | $						$ 900						$ 1,308	$ 1,308	$ 1,308
Minimum [Member]
Subsequent Event [Line Items]
Expected payment period						6 months
Maximum [Member]
Subsequent Event [Line Items]
Expected payment period						18 months
Stockholders [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding	1,000,004
Common Stock [Member]
Subsequent Event [Line Items]
Number of Shares issued															1,631,738
Conversion of Preferred Stock to Common Stock, shares	1,110,613
Number of shares issued upon conversion			3,127,059
Series AB Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, number of shares authorized				32,000,000
Number of Shares issued				4,655,430			2,009,631	2,215,462	2,614,767
Conversion of Preferred Stock to Common Stock, shares							479,417	528,522	623,779
Gross proceeds from issuance of preferred stock | $				$ 5,800			$ 2,512	$ 2,768	$ 3,268
Number of shares converted	27,665,645
Conversion ratio							0.23856					0.23856	0.23856	0.23856	0.23856
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Number of securities into which the warrants to be converted			3,750
Number of shares converted			1,416,422
Preferred stock, shares outstanding			80,080
Series AA Preferred Stock [Member]
Subsequent Event [Line Items]
Number of Shares issued										12,145,168
Gross proceeds from issuance of preferred stock | $										$ 15,181
Number of shares converted			2,041,376		5,615,632
Preferred stock, shares outstanding			4,488,160
Capital Royalty Partners [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding	9,487,763
Capital Royalty Partners [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of securities into which the warrants to be converted	3,816,960
Conversion of Preferred Stock to Common Stock, shares	5,487,766
Number of shares issued upon exercise of warrants	65,899
Capital Royalty Partners [Member] | Common Stock [Member] | February and March 2016 [Member]
Subsequent Event [Line Items]
Number of shares issued upon exercise of warrants	1,340,867
Capital Royalty Partners [Member] | Series AB Preferred Stock [Member]
Subsequent Event [Line Items]
Number of securities into which the warrants to be converted				16,000,000
Exercise price per share | $ / shares				$ 1.25
Warrant expiration term				1 year
Number of shares issued upon exercise of warrants		279,400									5,620,600
Gross proceeds from exercise of warrant | $		$ 350									$ 7,000
Parent Company [Member]
Subsequent Event [Line Items]
Number of share subject to cancellation	40,486,000
Parent Company [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued upon conversion	6,600,000